Events after the reporting period (Details) R / shares in Units, R in Millions, $ in Millions									1 Months Ended	12 Months Ended
	Mar. 09, 2020 kg R / kg	Mar. 06, 2020	Jan. 24, 2020 USD ($)	Jan. 17, 2020 oz $ / oz	Jan. 10, 2020 R / shares shares	Oct. 21, 2019 ZAR (R) oz	Apr. 11, 2019 USD ($) oz	Apr. 11, 2019 ZAR (R) oz	Jul. 31, 2018 USD ($)	Dec. 31, 2019 ZAR (R)	Dec. 31, 2018 ZAR (R)	Oct. 21, 2019 kg	Oct. 21, 2019 R / oz	Oct. 21, 2019 R / kg	Apr. 11, 2019 kg	Apr. 11, 2019 $ / oz	Nov. 22, 2017
Events after the reporting period
Average price of hedging instrument													17,371	558,491
Nominal amount of hedging instrument						67,856	105,906	105,906				2,111			3,294
Quantity per month | oz						8,482	26,476	26,476
Deferred revenue advance received						R 1,100.0	$ 125	R 1,750.0	$ 500	R 2,859.3	R 6,555.4
Minimum
Events after the reporting period
Average price of hedging instrument | $ / oz																1,200
Maximum
Events after the reporting period
Average price of hedging instrument | $ / oz																1,323
DRDGOLD Limited
Events after the reporting period
Percentage of voting equity interests acquired																	38.05%
Major business combination [member] | DRDGOLD Limited
Events after the reporting period
Number of shares acquired | shares					168,158,944
Percentage of voting equity interests acquired					50.10%
Share price | R / shares					R 6.46
Discount from closing price, as a percent					22.69%
Closing price per share | R / shares					R 8.35
Discount from traded price, as a percent					10.00%
Entering into significant commitments or contingent liabilities [member]
Events after the reporting period
Nominal amount of hedging instrument	1,800			240,000
Quantity per month	150			10,000
Hedge Agreement Term				2 years
Entering into significant commitments or contingent liabilities [member] | Minimum
Events after the reporting period
Average price of hedging instrument	800,000			1,500
Entering into significant commitments or contingent liabilities [member] | Maximum
Events after the reporting period
Average price of hedging instrument	1,080,000			3,400
Cancellation Of Agreement [Member]
Events after the reporting period
Deferred revenue advance received | $			$ 50
Temporary Closure Of Production Facility [Member]
Events after the reporting period
Period of contract renegotiation		80 days
Toll agreement, share to each party, as a percent		50.00%